UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	5/31

Date of reporting period:	11/30/25

Item 1. Reports to Stockholders.

(a)

Brookstone Active ETF

(BAMA) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$45,865,012
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$142,714
  Portfolio Turnover58%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	34.7%
Equity	64.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	22.3%
State Street SPDR Portfolio S&P 500 Growth ETF	22.3%
SPDR Portfolio Aggregate Bond ETF	19.9%
iShares iBonds Dec 2027 Term Treasury ETF, USD Class	14.8%
iShares Core MSCI EAFE ETF	10.2%
iShares Core MSCI Emerging Markets ETF	10.0%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Active ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMA

Brookstone Dividend Stock ETF

(BAMD) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$99,713,930
  Number of Portfolio Holdings30
  Advisory Fee $320,002
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	1.3%
Technology	3.2%
Health Care	3.7%
Consumer Discretionary	4.0%
Communications	6.3%
Energy	6.5%
Real Estate	13.0%
Consumer Staples	15.6%
Financials	20.9%
Utilities	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Portland General Electric Company	4.0%
Ford Motor Company	4.0%
Gilead Sciences, Inc.	3.7%
US Bancorp	3.7%
Edison International	3.7%
American Electric Power Company, Inc.	3.6%
Truist Financial Corporation	3.6%
Prudential Financial, Inc.	3.5%
Healthpeak Properties, Inc.	3.5%
Dominion Energy, Inc.	3.5%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Dividend Stock ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMD

Brookstone Growth Stock ETF

(BAMG) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$48	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$125,649,491
  Number of Portfolio Holdings30
  Advisory Fee $390,921
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Consumer Staples	2.8%
Financials	3.6%
Health Care	7.5%
Industrials	10.8%
Consumer Discretionary	11.7%
Communications	21.5%
Technology	41.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	5.2%
Alphabet, Inc., Class C	5.1%
Tesla, Inc.	4.4%
Caterpillar, Inc.	4.2%
Las Vegas Sands Corporation	4.2%
Expedia Group, Inc.	4.1%
Applied Materials, Inc.	4.2%
Eli Lilly & Company	4.1%
Apple, Inc.	4.0%
American Express Company	3.6%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Growth Stock ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMG

Brookstone Intermediate Bond ETF

(BAMB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$65,821,643
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$201,905
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	19.9%
iShares 3-7 Year Treasury Bond ETF	19.9%
Schwab Intermediate-Term U.S. Treasury ETF	19.8%
iShares iBonds Dec 2033 Term Treasury ETF	13.3%
iShares iBonds Dec 2032 Term Treasury ETF	13.3%
iShares iBonds Dec 2031 Term Treasury ETF	13.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Intermediate Bond ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMB

Brookstone Opportunities ETF

(BAMO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$43,007,949
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$108,547
  Portfolio Turnover37%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Fixed Income	39.0%
Equity	61.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Dow Jones Industrial Average ETF	20.4%
iShares Core S&P 500 ETF	20.3%
Vanguard S&P 500 ETF	20.3%
iShares 0-3 Month Treasury Bond ETF	19.5%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.5%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Opportunities ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMO

Brookstone Ultra-Short Bond ETF

(BAMU) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$76,656,005
  Number of Portfolio Holdings5
  Advisory Fee $239,322
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2026 Term Treasury ETF, USD Class	20.0%
iShares 0-3 Month Treasury Bond ETF	19.9%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.9%
Invesco Short Term Treasury ETF	19.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Ultra-Short Bond ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMU

Brookstone Value Stock ETF

(BAMV) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$98,050,641
  Number of Portfolio Holdings30
  Advisory Fee $324,976
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	2.9%
Real Estate	3.0%
Consumer Discretionary	6.6%
Energy	6.7%
Consumer Staples	8.7%
Industrials	13.5%
Financials	16.0%
Health Care	19.4%
Technology	22.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Merck & Company, Inc.	4.1%
Advanced Micro Devices, Inc.	4.1%
Thermo Fisher Scientific, Inc.	4.1%
Johnson & Johnson	4.0%
Lennar Corporation, Class A	3.8%
Bank of America Corporation	3.7%
Bristol-Myers Squibb Company	3.7%
QUALCOMM, Inc.	3.7%
General Dynamics Corporation	3.6%
Fortive Corporation	3.6%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Value Stock ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMV

Brookstone Yield ETF

(BAMY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$41,657,303
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$127,548
  Portfolio Turnover40%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Fixed Income	39.0%
Equity	61.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 0-3 Month Treasury Bond ETF	20.0%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.0%
JPMorgan Nasdaq Equity Premium Income ETF	15.4%
JPMorgan Equity Premium Income ETF	15.3%
Global X S&P 500 Covered Call ETF	15.3%
Global X Nasdaq 100 Covered Call ETF	15.3%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Brookstone Yield ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BAMY

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Brookstone Dividend Stock ETF (BAMD)
Brookstone Growth Stock ETF (BAMG)
Brookstone Value Stock ETF (BAMV)
Brookstone Intermediate Bond ETF (BAMB)
Brookstone Ultra-Short Bond ETF (BAMU)
Brookstone Active ETF (BAMA)
Brookstone Opportunities ETF (BAMO)
Brookstone Yield ETF (BAMY)

Semi-Annual Financial Statements
and Additional Information
November 30, 2025

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 3.2%
31,557	T Rowe Price Group, Inc.	$3,230,806

	AUTOMOTIVE - 4.0%
301,928	Ford Motor Company	4,009,604

	BANKING - 14.2%
207,555	Huntington Bancshares Inc	3,383,147
187,718	KeyCorporation	3,450,257
77,092	Truist Financial Corporation	3,584,778
75,145	US Bancorp	3,685,861
		14,104,043
	BIOTECH & PHARMA - 3.7%
29,512	Gilead Sciences, Inc.	3,713,790

	CHEMICALS - 1.3%
89,090	FMC Corporation	1,273,096

	ELECTRIC UTILITIES - 25.0%
29,378	American Electric Power Company, Inc.	3,636,115
55,058	Dominion Energy, Inc.	3,455,991
27,022	Duke Energy Corporation	3,349,107
62,173	Edison International	3,661,368
50,356	Eversource Energy	3,382,916
79,332	Portland General Electric Company	4,031,652
30,058	WEC Energy Group, Inc.	3,368,600
		24,885,749
	FOOD - 9.7%
68,353	General Mills, Inc.	3,236,515
17,525	Hershey Company (The)	3,296,101
122,584	The Kraft Heinz Company	3,127,118
		9,659,734
	HEALTH CARE REIT - 3.4%
191,268	Healthpeak Properties, Inc.	3,492,554

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS - 2.8%
25,283	Kimberly-Clark Corporation	$2,758,881

	INSURANCE - 3.5%
32,434	Prudential Financial, Inc.	3,510,981

	OIL & GAS PRODUCERS - 6.5%
118,794	Kinder Morgan, Inc.	3,245,452
43,837	ONEOK, Inc.	3,192,210
		6,437,662
	REAL ESTATE INVESTMENT TRUSTS - 2.9%
31,213	Crown Castle, Inc.	2,849,123

	RETAIL REIT - 3.4%
58,156	Realty Income Corporation	3,350,367

	SELF-STORAGE REIT - 3.3%
24,385	Extra Space Storage, Inc.	3,247,350

	TECHNOLOGY HARDWARE - 3.2%
132,264	HP, Inc.	3,229,887

	TELECOMMUNICATIONS - 6.3%
119,564	AT&T, Inc.	3,111,055
77,148	Verizon Communications, Inc.	3,171,555
		6,282,610
	TOBACCO & CANNABIS - 3.1%
53,206	Altria Group, Inc.	3,139,686

	TOTAL COMMON STOCKS (Cost $98,294,321)	99,175,923

	TOTAL INVESTMENTS - 99.5% (Cost $98,294,321)	$99,175,923
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	538,007
	NET ASSETS - 100.0%	$99,713,930

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 1.4%
43,196	Trade Desk, Inc. (The), Class A(a)	$1,708,834

	AEROSPACE & DEFENSE - 3.5%
24,904	RTX Corporation	4,355,959

	AUTOMOTIVE - 4.4%
12,978	Tesla, Inc.(a)	5,582,745

	BIOTECH & PHARMA - 7.5%
12,472	Amgen, Inc.	4,308,577
4,787	Eli Lilly & Company	5,148,275
		9,456,852
	CONSUMER FINANCE - 3.6%
12,552	American Express Company	4,584,869

	E-COMMERCE DISCRETIONARY - 3.1%
16,589	Amazon.com, Inc.(a)	3,868,887

	HOUSEHOLD PRODUCTS - 2.8%
43,361	Colgate-Palmolive Company	3,485,791

	INTERNET MEDIA & SERVICES - 20.1%
20,383	Alphabet, Inc., Class A	6,526,229
20,031	Alphabet, Inc., Class C	6,412,324
20,377	Expedia Group, Inc.	5,210,195
5,409	Meta Platforms, Inc., Class A	3,504,762
41,812	Uber Technologies, Inc.(a)	3,660,222
		25,313,732
	LEISURE FACILITIES & SERVICES - 4.2%
76,691	Las Vegas Sands Corporation	5,227,259

	MACHINERY - 4.2%
9,239	Caterpillar, Inc.	5,319,446

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 7.4%
20,591	Applied Materials, Inc.	$5,194,080
22,836	NVIDIA Corporation	4,041,972
		9,236,052
	SOFTWARE - 21.6%
12,946	Autodesk, Inc.(a)	3,927,040
36,501	Fortinet, Inc.(a)	2,961,326
4,993	Intuit, Inc.	3,165,961
7,535	Microsoft Corporation	3,707,295
19,352	Palo Alto Networks, Inc.(a)	3,679,396
14,329	Salesforce, Inc.	3,303,408
3,868	ServiceNow, Inc.(a)	3,142,402
6,894	Tyler Technologies, Inc.(a)	3,237,560
		27,124,388
	TECHNOLOGY HARDWARE - 6.7%
18,184	Apple, Inc.	5,070,608
9,104	Motorola Solutions, Inc.	3,365,567
		8,436,175
	TECHNOLOGY SERVICES - 5.5%
39,203	TransUnion	3,334,215
10,815	Visa, Inc., Class A	3,616,969
		6,951,184
	TRANSPORTATION & LOGISTICS - 3.1%
108,869	CSX Corporation	3,849,608

	TOTAL COMMON STOCKS (Cost $115,177,129)	124,501,781

	TOTAL INVESTMENTS - 99.1% (Cost $115,177,129)	$124,501,781
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	1,147,710
	NET ASSETS - 100.0%	$125,649,491

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 9.9%
14,428	Boeing Company (The)(a)	$2,726,892
10,433	General Dynamics Corporation	3,564,226
7,618	Lockheed Martin Corporation, Class B	3,487,977
		9,779,095
	APPAREL & TEXTILE PRODUCTS - 2.8%
42,798	NIKE, Inc., Class B	2,766,035

	ASSET MANAGEMENT - 3.2%
33,483	Charles Schwab Corporation (The)	3,104,879

	BANKING - 3.7%
67,169	Bank of America Corporation	3,603,616

	BEVERAGES - 6.1%
18,910	Constellation Brands, Inc., Class A	2,578,946
23,102	PepsiCo, Inc.	3,436,192
		6,015,138
	BIOTECH & PHARMA - 15.3%
72,647	Bristol-Myers Squibb Company	3,574,232
19,160	Johnson & Johnson	3,964,587
38,664	Merck & Company, Inc.	4,053,148
132,994	Pfizer, Inc.	3,423,266
		15,015,233
	DATA CENTER REIT - 3.0%
18,314	Digital Realty Trust, Inc.	2,932,438

	ELECTRICAL EQUIPMENT - 3.6%
65,454	Fortive Corporation	3,500,480

	ENTERTAINMENT CONTENT - 2.9%
27,287	Walt Disney Company (The)	2,850,673

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 3.8%
28,332	Lennar Corporation, Class A	$3,719,991

	HOUSEHOLD PRODUCTS - 2.6%
147,435	Kenvue, Inc.	2,557,997

	INSURANCE - 3.5%
6,734	Berkshire Hathaway, Inc., Class B(a)	3,459,997

	MEDICAL EQUIPMENT & DEVICES - 4.1%
6,733	Thermo Fisher Scientific, Inc.	3,978,058

	OIL & GAS PRODUCERS - 6.7%
21,027	Chevron Corporation	3,177,811
28,985	Exxon Mobil Corporation	3,359,941
		6,537,752
	SEMICONDUCTORS - 10.9%
18,506	Advanced Micro Devices, Inc.(a)	4,025,609
21,249	QUALCOMM, Inc.	3,571,744
17,599	Texas Instruments, Inc.	2,961,384
		10,558,737
	SOFTWARE - 5.9%
8,881	Adobe, Inc.(a)	2,843,075
13,660	Workday, Inc., Class A(a)	2,945,368
		5,788,443
	TECHNOLOGY HARDWARE - 3.3%
24,370	Dell Technologies, Inc., Class C	3,249,740

	TECHNOLOGY SERVICES - 8.4%
13,125	Equifax, Inc.	2,787,357
40,103	Fidelity National Information Services, Inc.	2,637,574

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 8.4% (Continued)
46,131	PayPal Holdings, Inc.	$2,891,953
		8,316,884

	TOTAL COMMON STOCKS (Cost $96,913,040)	97,735,186

	TOTAL INVESTMENTS - 99.7% (Cost $96,913,040)	$97,735,186
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	315,455
	NET ASSETS - 100.0%	$98,050,641

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
108,592	iShares 3-7 Year Treasury Bond ETF	$13,059,274
134,517	iShares 7-10 Year Treasury Bond ETF	13,115,408
420,490	iShares iBonds Dec 2031 Term Treasury ETF	8,714,655
373,917	iShares iBonds Dec 2032 Term Treasury ETF	8,726,288
350,989	iShares iBonds Dec 2033 Term Treasury ETF	8,734,256
516,097	Schwab Intermediate-Term U.S. Treasury ETF	13,057,254
		65,407,135

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,938,205)	65,407,135

	TOTAL INVESTMENTS - 99.4% (Cost $62,938,205)	$65,407,135
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	414,508
	NET ASSETS - 100.0%	$65,821,643

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
143,996	Invesco Short Term Treasury ETF	$15,208,858
151,504	iShares 0-3 Month Treasury Bond ETF	15,251,908
667,547	iShares iBonds Dec 2026 Term Treasury ETF, USD Class	15,316,865
166,254	SPDR Bloomberg 1-3 Month T-Bill ETF	15,248,817
153,298	SPDR Bloomberg 3-12 Month T-Bill ETF	15,251,619
		76,278,067

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,207,736)	76,278,067

	TOTAL INVESTMENTS - 99.5% (Cost $76,207,736)	$76,278,067
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	377,938
	NET ASSETS - 100.0%	$76,656,005

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 64.8%
52,503	iShares Core MSCI EAFE ETF	$4,664,367
68,152	iShares Core MSCI Emerging Markets ETF	4,572,999
127,367	SPDR Portfolio S&P 500 ETF	10,239,033
95,532	SPDR Portfolio S&P 500 Growth ETF	10,225,745
		29,702,144
	FIXED INCOME - 34.7%
301,956	iShares iBonds Dec 2027 Term Treasury ETF, USD Class	6,803,069
350,277	SPDR Portfolio Aggregate Bond ETF	9,114,207
		15,917,276

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,654,325)	45,619,420

	TOTAL INVESTMENTS - 99.5% (Cost $40,654,325)	$45,619,420
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	245,592
	NET ASSETS - 100.0%	$45,865,012

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 61.0%
12,707	iShares Core S&P 500 ETF, USD Class	$8,728,184
18,402	SPDR Dow Jones Industrial Average ETF	8,781,066
13,882	Vanguard S&P 500 ETF	8,723,588
		26,232,838
	FIXED INCOME - 39.0%
83,411	iShares 0-3 Month Treasury Bond ETF	8,396,985
91,547	SPDR Bloomberg 1-3 Month T-Bill ETF	8,396,691
		16,793,676

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,920,037)	43,026,514

	TOTAL INVESTMENTS - 100.0% (Cost $39,920,037)	$43,026,514
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(18,565)
	NET ASSETS - 100.0%	$43,007,949

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.3%
	EQUITY - 61.3%
363,504	Global X Nasdaq 100 Covered Call ETF	$6,350,415
158,048	Global X S&P 500 Covered Call ETF	6,370,915
110,212	JPMorgan Equity Premium Income ETF	6,382,377
109,094	JPMorgan Nasdaq Equity Premium Income ETF	6,415,818
		25,519,525
	FIXED INCOME - 39.0%
82,773	iShares 0-3 Month Treasury Bond ETF	8,332,758
79,576	SPDR Bloomberg 3-12 Month T-Bill ETF	7,917,016
		16,249,774

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,168,112)	41,769,299

	TOTAL INVESTMENTS - 100.3% (Cost $41,168,112)	$41,769,299
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(111,996)
	NET ASSETS - 100.0%	$41,657,303

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$98,294,321	$115,177,129	$96,913,040	$62,938,205
At value	$99,175,923	$124,501,781	$97,735,186	$65,407,135
Cash and cash equivalents	1,308,815	1,161,400	562,667	981,155
Receivable for Fund shares sold	—	800,349	—	—
Dividends and interest receivable	305,370	108,812	166,264	2,557
Prepaid expenses and other assets	2,707	2,900	3,256	2,925
TOTAL ASSETS	100,792,815	126,575,242	98,467,373	66,393,772

LIABILITIES
Distributions Payable	974,816	—	308,864	470,782
Payable for investments purchased	—	790,214	—	—
Investment advisory fees payable	52,774	69,435	51,988	33,842
Payable to related parties	11,802	9,721	7,671	34,684
Accrued expenses and other liabilities	39,493	56,381	48,209	32,821
TOTAL LIABILITIES	1,078,885	925,751	416,732	572,129
NET ASSETS	$99,713,930	$125,649,491	$98,050,641	$65,821,643

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$99,358,050	$133,534,212	$97,404,821	$63,272,916
Accumulated earnings (deficit)	355,880	(7,884,721)	645,820	2,548,727
NET ASSETS	$99,713,930	$125,649,491	$98,050,641	$65,821,643

Net Asset Value Per Share:
Shares:
Net Assets	$99,713,930	$125,649,491	$98,050,641	$65,821,643
Shares of beneficial interest outstanding	3,280,000	3,140,000	3,040,000	2,470,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$30.40	$40.02	$32.25	$26.65

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$76,207,736	$40,654,325	$39,920,037	$41,168,112
At value	$76,278,067	$45,619,420	$43,026,514	$41,769,299
Cash and cash equivalents	1,048,156	447,882	265,411	602,321
Receivable for Investments sold	252,169	—	—	—
Dividends and interest receivable	2,683	1,196	11,842	127,676
Prepaid expenses and other assets	2,898	2,470	2,432	2,415
TOTAL ASSETS	77,583,973	46,070,968	43,306,199	42,501,711

LIABILITIES
Distributions Payable	585,699	140,670	215,028	793,950
Payable for investments purchased	251,315	—	—	—
Investment advisory fees payable	40,163	24,756	18,500	21,036
Payable to related parties	7,126	6,048	24,484	4,029
Accrued expenses and other liabilities	43,665	34,482	40,238	25,393
TOTAL LIABILITIES	927,968	205,956	298,250	844,408
NET ASSETS	$76,656,005	$45,865,012	$43,007,949	$41,657,303

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$76,539,010	$35,496,587	$37,175,519	$38,484,775
Accumulated earnings	116,995	10,368,425	5,832,430	3,172,528
NET ASSETS	$76,656,005	$45,865,012	$43,007,949	$41,657,303

Net Asset Value Per Share:
Shares:
Net Assets	$76,656,005	$45,865,012	$43,007,949	$41,657,303
Shares of beneficial interest outstanding	3,040,000	1,350,000	1,320,000	1,500,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$25.22	$33.97	$32.58	$27.77

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$2,213,109	$454,141	$1,078,776	$1,230,410
Interest	14,559	21,068	11,532	14,636
TOTAL INVESTMENT INCOME	2,227,668	475,209	1,090,308	1,245,046

EXPENSES
Investment advisory fees	320,002	390,921	324,976	209,272
Administrative services fees	41,140	44,284	38,509	55,932
Printing expenses	11,076	9,752	9,841	6,914
Compliance officer fees	9,929	10,187	9,733	7,492
Legal fees	9,587	6,982	8,897	5,878
Professional fees	9,481	9,486	9,486	9,953
Trustees fees and expenses	9,147	9,540	9,338	8,751
Custodian fees	8,585	10,491	8,662	3,745
Transfer agent fees	4,863	3,161	4,620	4,098
Insurance expense	13	7	339	95
Other expenses	3,274	5,822	4,877	1,169
TOTAL EXPENSES	427,097	500,633	429,278	313,299

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	—	—	—	(7,367)
TOTAL FEES WAIVED/(RECAPTURED)	—	—	—	(7,367)

NET EXPENSES	427,097	500,633	429,278	305,932
NET INVESTMENT INCOME (LOSS)	1,800,571	(25,424)	661,030	939,114

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(4,207,896)	(25,854)	(1,441,094)	—
Net realized gain from in-kind redemptions	4,261,810	8,759,762	4,068,857	107,814
Net change in unrealized appreciation (depreciation) on investments	(1,242,572)	8,598,672	1,575,104	1,379,704
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(1,188,658)	17,332,580	4,202,867	1,487,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$611,913	$17,307,156	$4,863,897	$2,426,632

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$1,484,524	$510,549	$585,748	$1,884,651
Interest	15,293	12,702	7,508	10,320
TOTAL INVESTMENT INCOME	1,499,817	523,251	593,256	1,894,971

EXPENSES
Investment advisory fees	239,322	145,937	136,254	133,974
Administrative services fees	33,879	18,118	40,872	19,890
Professional fees	9,953	9,954	9,954	10,102
Compliance officer fees	9,559	6,601	6,393	5,964
Trustees fees and expenses	8,924	8,752	8,900	8,854
Printing expenses	7,624	5,806	5,985	6,170
Legal fees	7,390	6,189	5,574	5,324
Transfer agent fees	3,876	4,702	3,434	3,430
Custodian fees	3,578	5,136	3,847	4,207
Insurance expense	278	172	163	154
Other expenses	3,148	5,260	5,552	4,262
TOTAL EXPENSES	327,531	216,627	226,928	202,331

Plus: Contractual Fees waived and/or expenses reimbursed by the Adviser	—	(3,223)	(27,707)	(6,426)
TOTAL FEES WAIVED/(RECAPTURED)	—	(3,223)	(27,707)	(6,426)

NET EXPENSES	327,531	213,404	199,221	195,905
NET INVESTMENT INCOME	1,172,286	309,847	394,035	1,699,066

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	11,170	25,931	(3,857)	(173,549)
Net realized gain from in-kind redemptions	30,893	5,382,504	2,736,184	2,513,760
Net change in unrealized appreciation (depreciation) on investments	(32,128)	(1,086,427)	(8,641)	(450,082)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	9,935	4,322,008	2,723,686	1,890,129

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,182,221	$4,631,855	$3,117,721	$3,589,195

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income	$1,800,571	$3,181,186
Net realized loss from investments	(4,207,896)	(539,380)
Net realized gain from in-kind redemptions	4,261,810	11,732,870
Net change in unrealized appreciation (depreciation) on investments	(1,242,572)	(7,175,985)
Net increase in net assets resulting from operations	611,913	7,198,691

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,749,291)	(3,957,136)
Total distributions to shareholders	(1,749,291)	(3,957,136)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	27,564,144	52,391,473
Cost of shares redeemed	(18,668,881)	(39,311,852)
Net increase in net assets from shares of beneficial interest	8,895,263	13,079,621

TOTAL INCREASE IN NET ASSETS	7,757,885	16,321,176

NET ASSETS
Beginning of Period	91,956,045	75,634,869
End of Period	$99,713,930	$91,956,045

SHARE ACTIVITY
Shares Sold	890,000	1,620,000
Shares Redeemed	(600,000)	(1,200,000)
Net increase in shares of beneficial interest outstanding	290,000	420,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(25,424)	$172,887
Net realized loss from investments	(25,854)	(3,074,271)
Net realized gain from in-kind redemptions	8,759,762	22,823,517
Net change in unrealized appreciation (depreciation) on investments	8,598,672	(6,975,839)
Net increase in net assets resulting from operations	17,307,156	12,946,294

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(1,257,065)
Total distributions to shareholders	—	(1,257,065)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	63,921,597	123,524,389
Cost of shares redeemed	(61,876,997)	(108,259,205)
Net increase in net assets from shares of beneficial interest	2,044,600	15,265,184

TOTAL INCREASE IN NET ASSETS	19,351,756	26,954,413

NET ASSETS
Beginning of Period	106,297,735	79,343,322
End of Period	$125,649,491	$106,297,735

SHARE ACTIVITY
Shares Sold	1,710,000	3,590,000
Shares Redeemed	(1,650,000)	(3,180,000)
Net increase in shares of beneficial interest outstanding	60,000	410,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income	$661,030	$1,080,448
Net realized loss from investments	(1,441,094)	(2,798,586)
Net realized gain from in-kind redemptions	4,068,857	15,110,867
Net change in unrealized appreciation (depreciation) on investments	1,575,104	(7,680,055)
Net increase in net assets resulting from operations	4,863,897	5,712,674

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(645,564)	(3,109,522)
Total distributions to shareholders	(645,564)	(3,109,522)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,895,408	82,983,194
Cost of shares redeemed	(23,045,332)	(67,091,633)
Net increase (decrease) in net assets from shares of beneficial interest	(1,149,924)	15,891,561

TOTAL INCREASE IN NET ASSETS	3,068,409	18,494,713

NET ASSETS
Beginning of Period	94,982,232	76,487,519
End of Period	$98,050,641	$94,982,232

SHARE ACTIVITY
Shares Sold	680,000	2,610,000
Shares Redeemed	(720,000)	(2,110,000)
Net increase (decrease) in shares of beneficial interest outstanding	(40,000)	500,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income	$939,114	$1,623,035
Net realized loss from investments	—	(8,518)
Net realized gain from in-kind redemptions	107,814	854,314
Net change in unrealized appreciation on investments	1,379,704	458,941
Net increase in net assets resulting from operations	2,426,632	2,927,772

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(949,006)	(1,635,611)
Total distributions to shareholders	(949,006)	(1,635,611)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,500,842	32,072,901
Cost of shares redeemed	(3,167,577)	(25,328,129)
Net increase in net assets from shares of beneficial interest	1,333,265	6,744,772

TOTAL DECREASE IN NET ASSETS	2,810,891	8,036,933

NET ASSETS
Beginning of Period	63,010,752	54,973,819
End of Period	$65,821,643	$63,010,752

SHARE ACTIVITY
Shares Sold	170,000	1,230,000
Shares Redeemed	(120,000)	(970,000)
Net increase in shares of beneficial interest outstanding	50,000	260,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income	$1,172,286	$2,419,788
Net realized gain from investments	11,170	21,091
Net realized gain from in-kind redemptions	30,893	1,279
Net change in unrealized appreciation depreciation on investments	(32,128)	(20,134)
Net increase in net assets resulting from operations	1,182,221	2,422,024

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,182,489)	(2,433,876)
Total distributions to shareholders	(1,182,489)	(2,433,876)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,784,590	10,618,569
Cost of shares redeemed	(14,979,987)	(1,013,267)
Net increase in net assets from shares of beneficial interest	4,804,603	9,605,302

TOTAL INCREASE IN NET ASSETS	4,804,335	9,593,450

NET ASSETS
Beginning of Period	71,851,670	62,258,220
End of Period	$76,656,005	$71,851,670

SHARE ACTIVITY
Shares Sold	780,000	420,000
Shares Redeemed	(590,000)	(40,000)
Net increase in shares of beneficial interest outstanding	190,000	380,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income	$309,847	$561,436
Net realized gain from investments	25,931	—
Net realized gain from in-kind redemptions	5,382,504	405,102
Net change in unrealized appreciation (depreciation) on investments	(1,086,427)	2,383,423
Net increase in net assets resulting from operations	4,631,855	3,349,961

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(316,790)	(569,312)
Total distributions to shareholders	(316,790)	(569,312)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,486,344	4,533,608
Cost of shares redeemed	(21,503,179)	(2,409,663)
Net increase (decrease) in net assets from shares of beneficial interest	(16,835)	2,123,945

TOTAL INCREASE IN NET ASSETS	4,298,230	4,904,594

NET ASSETS
Beginning of Period	41,566,782	36,662,188
End of Period	$45,865,012	$41,566,782

SHARE ACTIVITY
Shares Sold	670,000	150,000
Shares Redeemed	(670,000)	(80,000)
Net increase in shares of beneficial interest outstanding	—	70,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income	$394,035	$528,699
Net realized loss from investments	(3,857)	—
Net realized gain from in-kind redemptions	2,736,184	2,550,605
Net change in unrealized appreciation (depreciation) on investments	(8,641)	95,234
Net increase in net assets resulting from operations	3,117,721	3,174,538

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(400,563)	(536,401)
Total distributions to shareholders	(400,563)	(536,401)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	18,574,089	13,676,329
Cost of shares redeemed	(18,182,129)	(11,242,191)
Net increase in net assets from shares of beneficial interest	391,960	2,434,138

TOTAL INCREASE IN NET ASSETS	3,109,118	5,072,275

NET ASSETS
Beginning of Period	39,898,831	34,826,556
End of Period	$43,007,949	$39,898,831

SHARE ACTIVITY
Shares Sold	580,000	450,000
Shares Redeemed	(570,000)	(370,000)
Net increase in shares of beneficial interest outstanding	10,000	80,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2025	For the Year Ended
	(Unaudited)	May 31, 2025
FROM OPERATIONS
Net investment income	$1,699,066	$2,496,709
Net realized gain (loss) from investments	(173,549)	463,587
Net realized gain from in-kind redemptions	2,513,760	27,328
Net change in unrealized appreciation (depreciation) on investments	(450,082)	41,110
Net increase in net assets resulting from operations	3,589,195	3,028,734

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(1,705,350)	(2,706,613)
Total distributions to shareholders	(1,705,350)	(2,706,613)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	32,639,480	5,083,586
Cost of shares redeemed	(30,808,079)	(541,898)
Net increase in net assets from shares of beneficial interest	1,831,401	4,541,688

TOTAL INCREASE IN NET ASSETS	3,715,246	4,863,809

NET ASSETS
Beginning of Period	37,942,057	33,078,248
End of Period	$41,657,303	$37,942,057

SHARE ACTIVITY
Shares Sold	1,180,000	190,000
Shares Redeemed	(1,110,000)	(20,000)
Net increase in shares of beneficial interest outstanding	70,000	170,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$30.75		$29.43	$25.00

Activity from investment operations:
Net investment income (2)	0.57		1.16	0.79
Net realized and unrealized gain (loss) on investments	(0.38)		1.58	4.27
Total from investment operations	0.19		2.74	5.06

Less distributions from:
Net investment income	(0.54)		(1.18)	(0.63)
Net realized gains	—		(0.24)	—
Total distributions	(0.54)		(1.42)	(0.63)

Net asset value, end of period	$30.40		$30.75	$29.43
Total return (3)	0.58	% (6)	9.18%	20.39	% (6)
Net assets, at end of period (000s)	$99,714		$91,956	$75,635

Ratio of gross expenses to average net assets (5)	0.87%		0.87%	1.00%
Ratio of net expenses to average net assets (5)	0.87%		0.89%	0.95%
Ratio of net investment income to average net assets (5)	3.66%		3.68%	4.21%
Portfolio Turnover Rate (4)	11	% (6)	19%	15	% (6)

(1)	The Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.(See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$34.51		$29.72	$25.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.06	0.05
Net realized and unrealized gain on investments	5.52		5.16	4.70
Total from investment operations	5.51		5.22	4.75

Less distributions from:
Net investment income	—		(0.43)	(0.03)
Total distributions	—		(0.43)	(0.03)

Net asset value, end of period	$40.02		$34.51	$29.72
Total return (3)	15.97	% (6)	17.54%	19.03	% (6)
Net assets, at end of period (000s)	$125,649		$106,298	$79,343

Ratio of gross expenses to average net assets (5)	0.83%		0.88%	0.99%
Ratio of net expenses to average net assets (5)	0.83%		0.89%	0.95%
Ratio of net investment income to average net assets (5)	(0.04)%		0.18%	0.23%
Portfolio Turnover Rate (4)	10	% (6)	63%	26	% (6)

(1)	The Brookstone Growth Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$30.84		$29.65	$25.00

Activity from investment operations:
Net investment income (2)	0.21		0.40	0.25
Net realized and unrealized gain on investments	1.41		1.94	4.60
Total from investment operations	1.62		2.34	4.85

Less distributions from:
Net investment income	(0.21)		(1.15)	(0.20)
Total distributions	(0.21)		(1.15)	(0.20)

Net asset value, end of period	$32.25		$30.84	$29.65
Total return (3)	5.24% (6)		7.89%	19.43	% (6)
Net assets, at end of period (000s)	$98,051		$94,982	$76,488

Ratio of gross expenses to average net assets (5)	0.86%		0.89%	0.99%
Ratio of net expenses to average net assets (5)	0.86%		0.91%	0.95%
Ratio of net investment income to average net assets (5)	1.32%		1.29%	1.29%
Portfolio Turnover Rate (4)	12	% (6)	71%	25	% (6)

(1)	The Brookstone Value Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$26.04		$25.45	$25.00

Activity from investment operations:
Net investment income (2)	0.39		0.73	0.52
Net realized and unrealized gain on investments	0.61		0.59	0.35
Total from investment operations	1.00		1.32	0.87

Less distributions from:
Net investment income	(0.39)		(0.73)	(0.42)
Total distributions	(0.39)		(0.73)	(0.42)

Net asset value, end of period	$26.65		$26.04	$25.45
Total return (3)	3.83	% (8)	5.21%	3.50	% (8)
Net assets, at end of period (000s)	$65,822		$63,011	$54,974

Ratio of gross expenses to average net assets (5)(7)	0.95%		0.93%	1.12%
Ratio of net expenses to average net assets (5)(7)	0.95%		0.95%	0.95%
Ratio of net investment income to average net assets (4)(7)	2.92%		2.79%	2.98%
Portfolio Turnover Rate (6)	0	% (8)	56%	79	% (8)

(1)	The Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.21		$25.21	$25.00

Activity from investment operations:
Net investment income (2)	0.40		0.92	0.66
Net realized and unrealized gain on investments	0.01		— (9)	0.09
Total from investment operations	0.41		0.92	0.75

Less distributions from:
Net investment income	(0.40)		(0.92)	(0.54)
Total distributions	(0.40)		(0.92)	(0.54)

Net asset value, end of period	$25.22		$25.21	$25.21
Total return (3)(8)	1.64	% (8)	3.72%	3.01	% (8)
Net assets, at end of period (000s)	$76,656		$71,852	$62,258

Ratio of gross expenses to average net assets (5)(7)	0.89%		0.92%	1.05%
Ratio of net expenses to average net assets (5)(7)	0.89%		0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	3.18%		3.65%	3.82%
Portfolio Turnover Rate (6)	21	% (8)	20%	0	% (8)

(1)	The Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Amount represents less than $0.005.

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$30.79		$28.64	$25.00

Activity from investment operations:
Net investment income (2)	0.23		0.43	0.27
Net realized and unrealized gain on investments	3.18		2.16	3.60
Total from investment operations	3.41		2.59	3.87

Less distributions from:
Net investment income	(0.23)		(0.44)	(0.23)
Total distributions	(0.23)		(0.44)	(0.23)

Net asset value, end of period	$33.97		$30.79	$28.64
Total return (3)(8)	11.11	% (8)	9.04%	15.49	% (8)
Net assets, at end of period (000s)	$45,865		$41,567	$36,662

Ratio of gross expenses to average net assets (5)(7)	0.96%		0.99%	1.32%
Ratio of net expenses to average net assets (5)(7)	0.95%		0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	1.38%		1.42%	1.46%
Portfolio Turnover Rate (6)	58	% (8)	0%	0	% (8)

(1)	The Brookstone Active ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$30.46		$28.31	$25.00

Activity from investment operations:
Net investment income (2)	0.30		0.43	0.31
Net realized and unrealized gain on investments	2.12		2.15	3.26
Total from investment operations	2.42		2.58	3.57

Less distributions from:
Net investment income	(0.30)		(0.43)	(0.26)
Total distributions	(0.30)		(0.43)	(0.26)

Net asset value, end of period	$32.58		$30.46	$28.31
Total return (3)(8)	7.97	% (8)	9.14%	14.31	% (8)
Net assets, at end of period (000s)	$43,008		$39,899	$34,827

Ratio of gross expenses to average net assets (5)(7)	1.08%		1.01%	1.35%
Ratio of net expenses to average net assets (5)(7)	0.95%		0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	1.88%		1.43%	1.69%
Portfolio Turnover Rate (6)	37	% (8)	0%	0	% (8)

(1)	The Brookstone Opportunities ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$26.53		$26.25	$25.00

Activity from investment operations:
Net investment income (2)	1.14		1.86	1.64
Net realized and unrealized gain on investments	1.24		0.41	0.95
Total from investment operations	2.38		2.27	2.59

Less distributions from:
Net investment income	(1.14)		(1.99)	(1.34)
Total distributions	(1.14)		(1.99)	(1.34)

Paid-in-Capital From Redemption Fees	—		—	—

Net asset value, end of period	$27.77		$26.53	$26.25
Total return (3)(8)	9.06	% (8)	8.86%	10.45	% (8)
Net assets, at end of period (000s)	$41,657		$37,942	$33,078

Ratio of gross expenses to average net assets (5)(7)	0.98%		0.99%	1.37%
Ratio of net expenses to average net assets (5)(7)	0.95%		0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	8.24%		6.98%	9.19%
Portfolio Turnover Rate (6)	40	% (8)	81%	77	% (8)

(1)	The Brookstone Yield ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

1.	ORGANIZATION

The Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Value Stock ETF (“BAMV”), Brookstone Intermediate Bond ETF (“BAMB”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Active ETF (“BAMA”), Brookstone Opportunities ETF (“BAMO”) and Brookstone Yield ETF (“BAMY”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BAMB, BAMU, BAMA, BAMO and BAMY are each a “fund of funds”, in that each Fund will generally invest in other investment companies.

BAMD’s investment objective seeks to provide income and capital appreciation. BAMG’s and BAMV’s investment objective seeks to provide capital appreciation. BAMB’s, BAMY’s and BAMU’s investment objective seeks to provide current income. BAMA’s and BAMO’s investment objective seeks to provide total return. BAMD, BAMA, BAMO and BAMY commenced operations on September 27, 2023. BAMG, BAMV, BAMB and BAMU commenced operations on September 26, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Securities Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values (“NAV”) as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the Funds’ adviser as it’s “Valuation Designee” for execution of these procedures. The adviser may also enlist third-party consultants such as an a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process - Applicable investments are valued pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private placements or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Valuation Designee is unable to obtain a current

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025, for each Fund’s assets measured at fair value:

BAMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$99,175,923	$—	$—	$99,175,923
Total	$99,175,923	$—	$—	$99,175,923

BAMG
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$124,501,781	$—	$—	$124,501,781
Total	$124,501,781	$—	$—	$124,501,781

BAMV
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$97,735,186	$—	$—	$97,735,186
Total	$97,735,186	$—	$—	$97,735,186

BAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$65,407,135	$—	$—	$65,407,135
Total	$65,407,135	$—	$—	$65,407,135

BAMU
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$76,278,067	$—	$—	$76,278,067
Total	$76,278,067	$—	$—	$76,278,067

BAMA
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$45,619,420	$—	$—	$45,619,420
Total	$45,619,420	$—	$—	$45,619,420

BAMO
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,026,514	$—	$—	$43,026,514
Total	$43,026,514	$—	$—	$43,026,514

BAMY
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$41,769,299	$—	$—	$41,769,299
Total	$41,769,299	$—	$—	$41,769,299

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedules of Investments for industry classification.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually to comply with distribution requirements. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
BAMD	$10,275,521	$10,300,571
BAMG	11,949,917	12,048,488
BAMV	12,295,265	11,610,513
BAMB	—	—
BAMU	15,256,521	15,211,823
BAMA	26,597,057	25,666,856
BAMO	16,347,496	15,307,604
BAMY	16,447,637	16,195,100

For the six months ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
BAMD	$27,309,156	$18,573,172
BAMG	63,452,123	61,514,990
BAMV	21,677,419	23,039,141
BAMB	4,437,761	3,126,589
BAMU	19,563,720	14,810,229
BAMA	21,016,152	21,495,675
BAMO	18,347,227	18,118,163
BAMY	32,485,638	30,731,585

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Brookstone Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. During the six months ended November 30, 2025, the Adviser earned the following fees:

Fund	Annual Rate	Advisory Fee
BAMD	0.65%	$320,002	*
BAMG	0.65%	390,921	*
BAMV	0.65%	324,976	*
BAMB	0.65%	201,905	*
BAMU	0.65%	239,322	*
BAMA	0.65%	142,714
BAMO	0.65%	108,547
BAMY	0.65%	127,548

*	Includes fees recouped by the Adviser, see table below.

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of average daily net assets of each Fund; subject to possible recoupment from the applicable Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the expense limitation. If the Funds’ operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

During the six months ended November 30, 2025, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

	Fees waived	Fees recouped
	(reimbursed) by	by the
Fund	the Adviser	Adviser
BAMD	$—	$—
BAMG	—	—
BAMV	—	—
BAMB	7,367	—
BAMU	—	—
BAMA	3,223	—
BAMO	27,707	—
BAMY	6,426	—

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2027	2028
BAMD	$—	$—
BAMG	—	—
BAMV	—	—
BAMB	38,151	—
BAMU	13,715	—
BAMA	69,341	16,995
BAMO	71,130	21,205
BAMY	72,230	14,217

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of fund shares for such distribution and shareholder service activities. As of November 30, 2025 the Plan has not been activated. For the six months ended November 30, 2025, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended November 30, 2025, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds, which

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and thier ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the six months ended November 30, 2025, the Funds received the following fees:

Fund	Variable Fees	Fixed Fees
BAMD	$—	$6,250
BAMG	—	9,250
BAMV	—	6,750
BAMB	—	1,750
BAMU	—	3,750
BAMA	—	1,500
BAMO	—	3,500
BAMY	—	2,500

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Other investment companies including ETFs (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation on November 30, 2025, were as follows:

Portfolio	Cost for Federal Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BAMD	$98,288,877	$7,913,005	$(7,025,959)	$887,046
BAMG	115,177,129	16,487,853	(7,163,201)	9,324,652
BAMV	96,913,040	6,910,794	(6,088,648)	822,146
BAMB	62,938,205	2,468,930	—	2,468,930
BAMU	76,207,736	70,331	—	70,331
BAMA	40,654,325	4,965,095	—	4,965,095
BAMO	39,920,037	3,106,477	—	3,106,477
BAMY	41,168,112	601,187	—	601,187

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year/period ended May 31,2025 and 2024 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
5/31/2025	Income	Capital Gains	Capital	Total
BAMD	$3,939,254	$17,882	$—	$3,957,136
BAMG	1,257,065	—	—	1,257,065
BAMV	3,099,553	9,969	—	3,109,522
BAMB	1,635,611	—	—	1,635,611
BAMU	2,433,876	—	—	2,433,876
BAMA	569,312	—	—	569,312
BAMO	536,401	—	—	536,401
BAMY	2,706,613	—	—	2,706,613

For Fiscal Period Ended	Ordinary	Long-Term	Return of
5/31/2024	Income	Capital Gains	Capital	Total
BAMD	$1,526,556	$—	$—	$1,526,556
BAMG	72,992	—	—	72,992
BAMV	491,550	—	—	491,550
BAMB	857,320	—	—	857,320
BAMU	1,296,360	—	—	1,296,360
BAMA	276,252	—	—	276,252
BAMO	302,253	—	—	302,253
BAMY	1,601,515	—	—	1,601,515

As of May 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BAMD	$882,329	$—	$—	$(565,776)	$(952,913)	$2,129,618	$1,493,258
BAMG	—	—	(3,098,733)	—	—	725,980	(2,372,753)
BAMV	279,567	—	(2,821,922)	—	(277,200)	(752,958)	(3,572,513)
BAMB	418,634	—	(8,518)	(3,773)	(424,468)	1,089,226	1,071,101
BAMU	521,533	21,091	—	—	(527,820)	102,459	117,263
BAMA	114,023	—	—	—	(112,185)	6,051,522	6,053,360
BAMO	107,794	—	—	—	(107,640)	3,115,118	3,115,272
BAMY	730,872	244,708	—	—	(738,166)	1,051,269	1,288,683

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from C-Corporation return of capital distributions. The difference between book basis and tax basis undistributed net investment income/ (loss and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The BAMG incurred and elected to defer such late year losses of $24,462.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
BAMD	$—
BAMG	3,074,271
BAMV	2,821,922
BAMB	8,518
BAMU	—
BAMA	—
BAMO	—
BAMY	—

At May 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Capital Loss Carry Forward
	Short-Term	Long-Term	Total	Utilized
BAMD	352,877	212,899	565,776	—
BAMG	—	—	—	—
BAMV	—	—	—	—
BAMB	3,773	—	3,773	—
BAMU	—	—	—	—
BAMA	—	—	—	—
BAMO	—	—	—	—
BAMY	—	—	—	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, distributions in excess, and adjustments for prior year tax returns, resulted in reclassifications for the tax year ended May 31, 2025, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Deficits)
BAMD	$11,751,050	$(11,751,050)
BAMG	22,819,124	(22,819,124)
BAMV	15,126,090	(15,126,090)
BAMB	854,314	(854,314)
BAMU	1,279	(1,279)
BAMA	405,102	(405,102)
BAMO	2,550,605	(2,550,605)
BAMY	(158,721)	158,721

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Brookstone ETFs
ADDITIONAL INFORMATION
November 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISER
Brookstone Asset Management,
LLC 1745 S. Naperville Rd
Wheaton, IL 60189

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BROOK ETF-SA25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	2/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	2/6/2026

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	2/6/2026